Earnings Per Common Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Common Share
EARNINGS PER COMMON SHARE

Diluted earnings per share ("EPS") was calculated using the treasury stock method for options.

	2018			2017
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares		Shareholders	Shares
	(in millions)	(in millions)	EPS	(in millions)	(in millions)	EPS
Basic EPS	$1,100	424.7	$2.59	$963	415.5	$2.32
Potential dilutive effect of stock options	—	0.5		—	0.7
Diluted EPS	$1,100	425.2	$2.59	$963	416.2	$2.31